VOYA INVESTORS TRUST

VY® Morgan Stanley Global Franchise Portfolio

(“Portfolio”)

Supplement dated August 25, 2017

to the Portfolio’s Adviser Class, Service Class, and Service Class 2 Prospectus,

Class R6 Prospectus, and related Summary Prospectuses

(each a “Prospectus” and collectively the “Prospectuses”),

and related Statement of Additional Information (“SAI”),

each dated May 1, 2017

Effective December 31, 2017, Christian Derold will no longer serve as a portfolio manager for the Portfolio.

Effective December 31, 2017, the Portfolio’s Prospectuses and SAI are hereby revised as follows:

1.	All references to Christian Derold as a portfolio manager for the Portfolio are hereby deleted in their entirety.

2.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the Portfolio’s Prospectuses, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Vladimir A. Demine	Dirk Hoffmann-Becking
Portfolio Manager (since 05/10)	Portfolio Manager (since 05/15)

William D. Lock	Bruno Paulson
Portfolio Manager (since 06/09)	Portfolio Manager (since 05/10)

Nic Sochovsky	Marcus Watson
Portfolio Manager (since 05/16)	Portfolio Manager (since 01/13)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE